Income Taxes (Tables)	12 Months Ended
Dec. 31, 2012
Income Taxes [Abstract]
Earnings (loss) before income taxes and income tax expense
Earnings (loss) before income taxes and income tax expense consist of:

	Years Ended December 31,
	2012	2011	2010
	(in thousands)

Earnings (loss) before income taxes:
United States	$177,347	$(120,159)	$382,463
Foreign	25,018	(88,310)	83,159
Total	$202,365	$(208,469)	$465,622
Income tax expense:
Partnership UBT	$2,626	$8,737	$10,363
Corporate subsidiaries:
Federal	2,367	10,600	2,570
State and local	541	1,772	1,401
Foreign	8,852	11,411	25,144
Current tax expense	14,386	32,520	39,478
Deferred tax (benefit)	(622)	(29,422)	(955)
Income tax expense	$13,764	$3,098	$38,523

Difference between the effective tax rates and UBT statutory tax rate
The principal reasons for the difference between the effective tax rates and the UBT statutory tax rate of 4.0% are as follows:

	Years Ended December 31,
	2012		2011		2010
	(in thousands)

UBT statutory rate	$8,095	4.0%	$(8,339)	4.0%	$18,625	4.0%
Corporate subsidiaries' federal, state, local and foreign income taxes	12,548	6.2	2,998	(1.4)	25,544	5.5
Effect of ASC 740 adjustments, miscellaneous taxes, and other	(9,665)	(4.8)	2,560	(1.3)	1,445	0.3
Income not taxable resulting from use of UBT business apportionment factors and effect of compensation charge	2,786	1.4	5,879	(2.8)	(7,091)	(1.5)
Income tax expense and effective tax rate	$13,764	6.8	$3,098	(1.5)	$38,523	8.3

Reconciliation of the beginning and ending amount of unrecognized tax benefits
A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

	Years Ended December 31,
	2012	2011	2010
	(in thousands)

Balance as of beginning of period	$4,028	$5,326	$7,365
Additions for prior year tax positions	158	190	-
Reductions for prior year tax positions	-	-	-
Additions for current year tax positions	918	761	823
Reductions for current year tax positions	-	-	-
Reductions related to closed years/settlements with tax authorities	(1,432)	(2,249)	(2,862)
Balance as of end of period	$3,672	$4,028	$5,326

Tax effect of significant items comprising the net deferred tax asset (liability)
Deferred income taxes reflect the net tax effect of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. The tax effect of significant items comprising the net deferred tax asset (liability) is as follows:

	December 31,
	2012	2011
	(in thousands)
Deferred tax asset:
Differences between book and tax basis:
Benefits from net operating loss carryforwards	$15,352	$5,138
Long-term incentive compensation plans	28,340	35,716
Other, primarily accrued expenses deductible when paid	12,825	14,398
	56,517	55,252
Less: valuation allowance	(12,789)	(5,138)
Deferred tax asset	43,728	50,114
Deferred tax liability:
Differences between book and tax basis:
Intangible assets	6,971	14,325
Translation adjustment	8,655	9,413
Other, primarily undistributed earnings of certain foreign subsidiaries	—	330
Deferred tax liability	15,626	24,068
Net deferred tax asset	$28,102	$26,046